SHARE CAPITAL AND EARNINGS PER SHARE - Earnings per share computation (Details) - shares	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Weighted average number of common shares outstanding (in shares)	318,191,697	317,660,608
Effect of dilutive stock options (in shares)	0	756,871
Weighted average number of common shares outstanding for diluted earnings per share calculation (in shares)	318,191,697	318,417,479